Financial instruments and financial risk management - Financial instruments summary (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Jun. 30, 2024
Financial instruments
Financial liabilities	€ 577,603	€ 156,151
Non-current deposits | Financial assets, at amortized cost
Financial instruments
Financial assets	5,186
Trade and other receivables | Financial assets, at amortized cost
Financial instruments
Financial assets	96,676	11,819
Cash and cash equivalents | Financial assets, at amortized cost
Financial instruments
Financial assets	603,593	15,107
Other assets | Financial assets, at amortized cost
Financial instruments
Financial assets	134,766	45,306
Other assets | No category in accordance with IFRS 9
Financial instruments
Financial assets	92,880	22,265
Deposits | Financial assets, at amortized cost
Financial instruments
Financial assets	28	152
Other financial assets | Financial assets, at amortized cost
Financial instruments
Financial assets	41,858	22,889
Non-current lease liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	176,718	40,483
Non-current lease liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	176,718	40,483
Non-current other liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	364
Non-current other liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	364
Liabilities to banks | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	10,000
Tax liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	2,764
Tax liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	2,764
Current lease liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	32,085	9,282
Current lease liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	32,085	9,282
Trade and other payables | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	285,722	85,322
Current other liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	346,835	95,235
Current other liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	263,757	74,171
Other financial liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	€ 83,078	€ 21,064